RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17.   RELATED PARTY TRANSACTIONS

Cnshangquan purchased 290,564,842 ordinary shares of the Company from former shareholders, representing approximately 63.7% equity interests in the Company for a total cash consideration of approximately $39.0 million on May 21, 2014. Prior to the completion of the acquisition by Cnshangquan E-Commerce Co., Ltd (“Cnshangquan”) as of May 21, 2014, for the years ended December 31, 2012, 2013 and period ended May 21, 2014, the Group recorded advertising expense of $2,524,824, nil and nil, respectively, for services received from Qihoo 360 Technology Co, Ltd. (“Qihoo”), an affiliate of which Neil Shen, the Group’s former chairman of the board was a director. The amount due to Qihoo was nil and nil as of December 31, 2013 and 2014, respectively.

For the years ended December 31, 2012, 2013 and period ended May 21, 2014, the Group recorded sales of goods in revenue of $2,818,196, $11,109,843 and $5,455,781 to VIPShop Holdings Limited (“VIPShop”), with which the Group shared the same major shareholder prior to the completion of the acquisition by Cnshangquan on May 21, 2014. The amount due from VIPShop was nil as of December 31, 2013 and 2014. The amount due to VIPShop was $459,623 and nil as of December 31, 2013 and 2014, which represents advanced payments from VIPShop. All above transactions mentioned were presented in discontinued operations for the years ended December 31, 2012, 2013 and 2014 of the consolidated statements of comprehensive loss.

For the years ended December 31, 2013 and 2014, the Group recorded sales commission of $716,504 and $92,283 to Giosis Mecoxlane Limited  (“Giosis Mecoxlane”) respectively,  of which the Company held 40% of the outstanding equity interests prior to its disposal on December 22, 2014. For the years ended December 31, 2013 and period ended December 22, 2014, the Group recorded $227,052 and $156,650 service revenue from Giosis Mecoxlane, respectively. The amount due from Giosis Mecoxlane was $224,479 and $3,797 as of December 31, 2013 and 2014, respectively. The receivables from Giosis Mecoxlane mainly represent amounts receivable of the goods sold through M18.com, which is operated by Giosis Mecoxlane. The amount due to Giosis Mecoxlane was $176,147 and nil as of December 31, 2013 and 2014, respectively, which represents the other payables to Giosis Mecoxlane.

For the year ended December 31, 2014, the Group recorded property management fees of $64,945 paid to Jiangsu Hongtu Property Management Ltd. (or “Hongtu Property”) who began managing the Company’s warehouse since August 2014, and made payment of $174,533 to Hongtu Sanpower Hi-tech Ltd (or “Hongtu Hi-tech”)for equipment purchase. Hongtu Property and Hongtu Hi-tech share the same major shareholder with Cnshangquan, which owns 63.7% of the outstanding equity interests of the Company since May 22, 2014.